Annual Fund Operating Expenses - Select - BlackRock Cash Funds: Treasury - Select Shares	Apr. 30, 2021	[2],[3]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	none	[4]
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.05%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.20%	[1],[4]

[1]
BFA has contractually agreed to waive a portion of its management fee through June 30, 2023. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through June 30, 2023. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual management fee waiver may not be terminated prior to July 1, 2023 without the consent of the Board of Trustees of MIP. The contractual administration fee waiver may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Fund currently active, but no assets in share class as of December 31, 2020.
[3]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[4]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2023 without the consent of the Boards of Trustees of the Trust and MIP.